Other Liabilities - Schedule of Other Liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) mine	Dec. 31, 2020	Dec. 31, 2021 CAD ($)
Other Commitments [Line Items]
Employee future benefits (Note 23)	$ 423		$ 740
AROs (Note 3)	174		184
Customer and other deposits	107		99
Manufactured gas plant site remediation	95		83
Stock-based compensation plans (Note 20)	79		96
Derivatives (Note 25)	72		7
Deferred compensation plan (Note 9)	48		50
Mine reclamation obligations	39		44
Operating leases (Note 15)	34		32
Retail energy contract	33		40
Other	42		34
Other liabilities	1,146		1,409
Remediation cost obligation, current	17		$ 13
Central Hudson
Other Commitments [Line Items]
Remediation cost obligation	100
Remediation cost obligation, current	$ 5
TEP | Coal mine reclamation
Other Commitments [Line Items]
Number of mines | mine	2
Environmental exit costs, estimated reclamation costs	$ 54
FortisAlberta
Other Commitments [Line Items]
Retail energy contract period		8 years